RESTRICTED CASH	6 Months Ended
Jun. 30, 2026
Restricted Cash [Abstract]
RESTRICTED CASH	RESTRICTED CASH
The following table reconciles cash and cash equivalents and restricted cash within the consolidated balance sheets to the total included within the consolidated statement of cash flows:

(Expressed in thousands of U.S. Dollars)	June 30, 2026	December 31, 2025	June 30, 2025

Cash and cash equivalents	$197,156	$186,183	$164,848
Restricted cash (included in other assets)	18,873	18,676	15,676
Total cash, cash equivalents and restricted cash	$216,029	$204,859	$180,524